UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-2752
                                   811-21299

Name of Fund: CMA Money Fund
              Master Money Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Money Fund and Master Money Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments

CMA Money Fund

Schedule of Investments as of June 30, 2005                       (in Thousands)

                           Beneficial
                             Interest     Mutual Funds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 6,522,421     Master Money Trust                                                            $ 6,923,198
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Mutual Funds (Cost - $6,928,322) - 100.1%                                 6,923,198
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments (Cost - $6,928,322) - 100.1%                                  6,923,198

                                          Liabilities in Excess of Other Assets - (0.1%)                                     (3,930)
                                                                                                                        -----------
                                          Net Assets - 100.0%                                                           $ 6,919,268
                                                                                                                        ===========

Master Money Trust
Schedule of Investments as of June 30, 2005                       (in Thousands)

                                                                       Face                 Interest       Maturity
Issue                                                                 Amount                  Rate*          Date          Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Notes - 2.6%
------------------------------------------------------------------------------------------------------------------------------------
Bank of America, NA                                                  $ 375,000              3.065+%        2/22/2006     $   375,000
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Notes (Cost - $375,000)                                                                                           375,000
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 4.7%
------------------------------------------------------------------------------------------------------------------------------------
First Tennessee Bank NA                                                175,000              3.07           7/06/2005         175,000
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, NA                                                   500,000              3.05+          12/13/2005        500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost - $675,000)                                                                              675,000
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - European - 2.6%
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc                                                      150,000              3.325          10/11/2005        149,893
                                                                       125,000              3.805          6/20/2006         124,983
------------------------------------------------------------------------------------------------------------------------------------
CALYON                                                                 100,000              3.27           11/30/2005         99,833
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - European (Cost - $374,997)                                                                   374,709
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 8.2%
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Bank NV                                                        99,000              3.13+          2/13/2006          98,980
------------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce                                      97,000              2.955          12/30/2005         96,625
                                                                       180,000              3.28+          7/14/2006         180,000
------------------------------------------------------------------------------------------------------------------------------------
DEPFA-Bank Europe Plc                                                   75,000              3.02           10/21/2005         74,866
------------------------------------------------------------------------------------------------------------------------------------
Fortis Bank                                                             90,000              3.43           12/30/2005         89,883
                                                                       100,000              3.46           12/30/2005         99,886
------------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc                                              61,000              2.95           12/30/2005         60,763
                                                                       184,000              3.05           12/30/2005        183,383
------------------------------------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank                                                  100,000              2.95           12/30/2005         99,612
                                                                        98,000              3.03           12/30/2005         97,660
                                                                        98,000              3.825          6/26/2006          98,003
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $1,181,528)                                                                 1,179,661
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 10.0%
------------------------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.                                                167,760              3.08           7/05/2005         167,688
------------------------------------------------------------------------------------------------------------------------------------
Chariot Funding LLC                                                     75,212              3.12           7/11/2005          75,140
                                                                        51,161              3.29           8/02/2005          51,007
------------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.                                      101,280              3.06           7/05/2005         101,237
                                                                        67,834              3.24           7/26/2005          67,675
                                                                        49,412              3.26           8/08/2005          49,238
------------------------------------------------------------------------------------------------------------------------------------
Fortis Funding LLC                                                     100,000              3.47           12/22/2005         98,254
------------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp.                                            75,244              3.28           8/03/2005          75,011
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                           46,000              3.30+          12/05/2005         46,000
                                                                       125,000              3.30+          12/06/2005        125,000
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                          76,000              3.33+          2/21/2006          76,000
                                                                        85,000              3.33+          3/03/2006          85,000
                                                                        41,300              3.33+          3/07/2006          41,300
------------------------------------------------------------------------------------------------------------------------------------
Newport Funding Corp.                                                   50,000              3.30           8/05/2005          49,835
------------------------------------------------------------------------------------------------------------------------------------
SEB AB                                                                 150,000              3.23+          1/20/2006         150,000
------------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.                                            120,800              3.12           7/11/2005         120,685
------------------------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC                                                   75,000              3.30           8/11/2005          74,711
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $1,453,840)                                                                                 1,453,781
------------------------------------------------------------------------------------------------------------------------------------
Corporate Notes - 3.9%
------------------------------------------------------------------------------------------------------------------------------------
Blue Heron Funding IX Ltd.                                              93,000              3.344+         2/22/2006          93,000
------------------------------------------------------------------------------------------------------------------------------------
Newcastle CDO III, Ltd.                                                 60,000              3.33+          3/24/2006          60,000
------------------------------------------------------------------------------------------------------------------------------------
Permanent Financing Plc                                                178,000              3.16+          9/10/2005         178,000
                                                                       114,000              3.15+          3/10/2006         114,000
                                                                       114,000              3.24+          5/08/2006         114,000
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $559,000)                                                                                      559,000
------------------------------------------------------------------------------------------------------------------------------------

Master Money Trust
Schedule of Investments as of June 30, 2005                       (in Thousands)

                                                                       Face                 Interest       Maturity
Issue                                                                 Amount                  Rate*          Date          Value
------------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 7.2%
------------------------------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Co. (a)                                      $  45,000              3.211+%        11/01/2005    $    45,000
------------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Assurance Co. (a)                              50,000              3.191+         11/01/2005         50,000
                                                                       150,000              3.171+         12/01/2005        150,000
------------------------------------------------------------------------------------------------------------------------------------
ING USA Annuity and Life Insurance Co. (a)                              45,000              3.33+          7/18/2005          45,000
------------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. (a)                                 15,000              3.191+         5/01/2006          15,000
------------------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc. (a)                                               88,000              3.211+         2/01/2006          88,000
                                                                       165,000              3.211+         4/03/2006         165,000
------------------------------------------------------------------------------------------------------------------------------------
Monumental Life Insurance Co. (a)                                      145,000              3.256+         2/15/2006         145,000
------------------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. (a)                                        226,000              3.171+         5/26/2006         226,000
------------------------------------------------------------------------------------------------------------------------------------
The Travelers Insurance Co. (a)                                         25,000              3.161+         9/16/2005          25,000
                                                                        70,000              3.171+         3/01/2006          70,000
                                                                        25,000              3.171+         5/01/2006          25,000
------------------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $1,049,000)                                                                               1,049,000
------------------------------------------------------------------------------------------------------------------------------------
Master Notes - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Securities Inc.                                               140,000              3.191+         8/19/2005         140,000
------------------------------------------------------------------------------------------------------------------------------------
Total Master Notes (Cost - $140,000)                                                                                         140,000
------------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes - 12.8%
------------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing                                                   54,000              3.29+          7/21/2006          54,000
------------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.                                            50,000              3.188+         11/09/2005         49,992
------------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                         290,605              3.34+          7/17/2006         290,605
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                    37,500              3.21+          10/24/2005         37,512
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              202,600              3.21+          7/14/2006         202,600
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Inc.                                                      200,000              3.11+          7/05/2005         200,000
                                                                       143,125              3.29+          7/21/2006         143,125
------------------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc.                                                   60,000              3.14+          7/06/2006          60,000
                                                                        50,500              3.26+          7/14/2006          50,500
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society                                             52,500              3.508+         7/28/2006          52,514
------------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                       91,000              3.41+          7/07/2006          91,008
------------------------------------------------------------------------------------------------------------------------------------
Restructured Asset Securities with Enhanced Returns,                    60,000              3.27+          5/02/2006          60,000
Series 1998-MM-7-1 Trust
------------------------------------------------------------------------------------------------------------------------------------
Sigma Finance Corp.                                                    175,000              3.10+          8/08/2005         174,997
------------------------------------------------------------------------------------------------------------------------------------
Stanfield Victoria Finance Ltd.                                         32,000              3.30+          5/10/2006          31,994
                                                                        55,500              3.07+          5/15/2006          55,495
------------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.                                              100,000              3.15+          8/11/2005         100,000
                                                                        50,000              3.09+          4/07/2006          50,000
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co. (Cayman Islands)                                      55,145              3.49+          9/12/2005          55,152
------------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                                   44,000              3.40+          7/11/2006          44,000
------------------------------------------------------------------------------------------------------------------------------------
White Pine Finance LLC                                                  50,000              3.06+          1/25/2006          49,994
------------------------------------------------------------------------------------------------------------------------------------
Total Medium-Term Notes (Cost - $1,853,480)                                                                                1,853,488
------------------------------------------------------------------------------------------------------------------------------------
Promissory Notes - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              100,000              3.37+          1/13/2006         100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Promissory Notes (Cost - $100,000)                                                                                     100,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 1.1%
------------------------------------------------------------------------------------------------------------------------------------
SunTrust Bank                                                          157,974              3.25           7/01/2005         157,974
------------------------------------------------------------------------------------------------------------------------------------
Total Time Deposits (Cost - $157,974)                                                                                        157,974
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government & Agency Obligations - Non-Discount Notes - 41.2%
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                             540,000              3.14+          8/17/2005         539,979
                                                                        36,000              2.06           8/26/2005          35,924
                                                                        97,000              2.11           8/26/2005          96,800
                                                                       984,000              3.208+         8/29/2005         983,923
                                                                       492,000              3.22+          9/06/2005         491,851
                                                                        53,400              2.32           9/30/2005          53,249
                                                                        55,000              2.07           10/21/2005         54,765

Master Money Trust
Schedule of Investments as of June 30, 2005                       (in Thousands)

                                                                       Face                 Interest       Maturity
Issue                                                                 Amount                  Rate*          Date          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                     $  55,000              2.10%          10/21/2005    $    54,770
                                                                        52,510              2.375          5/04/2006          51,916
------------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks                                               82,000              3.19+          2/21/2006          81,989
                                                                        50,000              3.20+          5/24/2006          49,977
                                                                        50,000              3.20+          11/24/2006         49,986
                                                                        44,950              3.065+         4/04/2007          44,923
                                                                        50,000              3.244+         9/27/2007          49,983
                                                                        54,750              3.21+          2/20/2008          54,736
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank System                                          250,000              1.50           8/26/2005         249,267
                                                                       466,000              3.173+         8/26/2005         465,906
                                                                        84,000              3.265+         9/12/2005          83,987
                                                                       170,000              3.005+         10/03/2005        170,006
                                                                       250,000              3.115+         5/10/2006         249,938
                                                                        85,000              2.25           5/15/2006          83,911
                                                                       500,000              3.16+          8/21/2006         499,660
                                                                        49,500              2.75           11/15/2006         48,771
                                                                        49,500              3.25           11/29/2006         49,109
                                                                        25,000              3.75           11/30/2006         24,926
                                                                        59,235              3.375          12/15/2006         58,913
                                                                        65,000              3.80           12/29/2006         64,981
                                                                        54,000              3.45           1/10/2007          53,701
                                                                        50,500              4.00           6/13/2007          50,534
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                             75,000              2.15           10/28/2005         74,626
                                                                        49,000              2.41           11/04/2005         48,821
                                                                       533,000              3.183+         11/07/2005        533,040
                                                                       100,000              2.30           11/17/2005         99,480
                                                                        36,185              2.375          11/25/2005         35,970
                                                                       102,000              2.35           12/09/2005        101,452
                                                                        27,600              2.55           5/10/2006          27,321
                                                                        74,500              3.00           11/09/2006         73,471
                                                                        30,000              3.75           11/15/2006         29,985
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                                     32,000              1.50           3/31/2006          31,536
                                                                        50,000              2.50           10/31/2006         49,289
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations - Non-Discount Notes (Cost - $5,960,639)                                        5,953,372
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.8%
------------------------------------------------------------------------------------------------------------------------------------

Face Amount                    Issue
------------------------------------------------------------------------------------------------------------------------------------
$  400,000     UBS Securities LLC, purchased on 6/30/2005 to yield 3.25% to 7/01/2005, repurchase price $400,036, collateralized by Resolution Funding Corp. STRIPS++, due 1/15/2013 to 4/15/2018 and Resolution
               Funding Corp. STRIPS++ Principal, 8.125% to 8.875% due 10/15/2019 to 7/15/2020                                400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement (Cost - $400,000)                                                                                 400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $14,280,458**) - 98.8%                                                                          14,270,985

Other Assets Less Liabilities - 1.2%                                                                                         166,212
                                                                                                                         -----------
Net Assets - 100.0%                                                                                                      $14,437,197
                                                                                                                         ===========

* Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at June 30, 2005.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                $14,280,458
                                                                    ===========
      Gross unrealized appreciation                                 $       254
      Gross unrealized depreciation                                      (9,727)
                                                                    -----------
      Net unrealized depreciation                                   $    (9,473)
                                                                    ===========

Master Money Trust
Schedule of Investments as of June 30, 2005

+     Variable rate notes.
++    Separate Trading of Registered Interest and Principal of Securities.
(a) Restricted securities as to resale, representing 7.2% of net assets were as follows:

                                                                                                   (in Thousands)
      -----------------------------------------------------------------------------------------------------------
      Issue                                                        Acquisition Date       Cost             Value
      -----------------------------------------------------------------------------------------------------------
      Allstate Life Insurance Co., 3.211% due 11/01/2005              11/01/2004      $   45,000       $   45,000
      General Electric Capital Assurance Co.:
        3.191% due 11/01/2005                                         11/01/2004          50,000           50,000
        3.171% due 12/01/2005                                         12/01/2004         150,000          150,000
      ING USA Annuity and Life Insurance Co., 3.33% due 7/18/2005      6/17/2004          45,000           45,000
      Jackson National Life Insurance Co., 3.191% due 5/01/2006        5/2/2005           15,000           15,000
      MetLife Funding, Inc.:
        3.211% due 2/01/2006                                           2/1/2005           88,000           88,000
        3.211% due 4/03/2006                                           4/1/2005          165,000          165,000
      Monumental Life Insurance Co., 3.256% due 2/15/2006              2/17/2005         145,000          145,000
      New York Life Insurance Co., 3.171% due 5/26/2006                5/27/2005         226,000          226,000
      The Travelers Insurance Co.:
        3.161% due 9/16/2005                                           9/16/2004          25,000           25,000
        3.171% due 3/01/2006                                           3/1/2005           70,000           70,000
        3.171% due 5/01/2006                                           5/2/2005           25,000           25,000
      -----------------------------------------------------------------------------------------------------------
      Totals                                                                          $1,049,000       $1,049,000
                                                                                      ===========================

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Money Fund and Master Money Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    CMA Money Fund and Master Money Trust

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    CMA Money Fund and Master Money Trust

Date: August 19, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    CMA Money Fund and Master Money Trust

Date: August 19, 2005